Investment Objectives and Goals	Sep. 21, 2026
Invesco BulletShares 2031 High Yield Corporate Bond ETF | Invesco BulletShares 2031 High Yield Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco BulletShares 2031 High Yield Corporate Bond ETF
Invesco BulletShares 2033 Corporate Bond ETF | Invesco BulletShares 2033 Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco BulletShares 2033 Corporate Bond ETF
Invesco BulletShares 2033 Municipal Bond ETF | Invesco BulletShares 2033 Municipal Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco BulletShares 2033 Municipal Bond ETF